Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Analysis Of Income And Expense [line items]
Interest income	$ 5,271	$ 5,025	$ 4,556	$ 15,420	$ 12,769
Interest expense	2,577	2,565	1,979	7,670	5,243
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income	4,540	4,337	3,940	13,310	11,143
Interest expense	2,504	2,476	1,906	7,431	5,026
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income	241	236	207	714	525
Other [member]
Analysis Of Income And Expense [line items]
Interest income	490	452	409	1,396	1,101
Interest expense	$ 73	$ 89	$ 73	$ 239	$ 217